Reverse recapitalization - Summary of Earn-Out Rights (Details) - Gores Guggenheim, Inc. Business Combination Agreement (BCA) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reverse Recapitalization [Line Items]
Earn-out rights		$ 598,570	$ 0
Earn-out rights issued		1,500,638
Change in fair value measurement	$ (443,168)	(902,068)	$ 0
Monte Carlo
Reverse Recapitalization [Line Items]
Earn-out rights	$ 155,402	$ 598,570